Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2018
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information (Tables), Reconciliation of liabilities arising from financing activities [Text Block]

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2017 - 2018

	Balance as of Dec. 31, 2017	Cash flow	Currency effects and consolidation changes	Other [1]	Balance as of Dec. 31, 2018
Long term debt [2]	4,595	126	45	(109)	4,657
USD bonds	2,137	(866)	31	-	1,303
EUR bonds	997	990		1	1,988
Bank borrowings	190	21	-	-	211
Other long-term debt	20	(1)	-	-	18
Finance leases	281	(18)	13	53	330
Forward contracts [3]	970			(163)	807
Short term debt [2]	120	34	(29)	39	164
Short-term bank borrowings	71	34	(29)		76
Other short-term loans
Forward contracts [3]	49			39	88
Equity	(1,500)	(1,351)		1,558	(1,293)
Dividend payable		(404)		404
Forward contracts [3]	(1,018)			124	(894)
Treasury shares	(481)	(948)		1,030	(399)
Total		(1,192)
[1] Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[2] Long-term debt includes the short-term portion of long-term debt, and short-term debt excludes the short-term portion of the long-term debt.
[3] The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2016 - 2017

	Balance as of Dec. 31, 2016	Cash flow [1]	Transfer to liabilities directly associated with assets held for sale	Currency effects and consolidation changes	Other [2]	Balance as of Dec. 31, 2017
Long term debt [3]	5,396	(217)	(1,255)	(327)	998	4,595
USD bonds	3,608	(1,184)		(287)	1	2,137
EUR bonds		997			-	997
Bank borrowings	1,470	(22)	(1,238)	(21)	-	190
Other long-term debt	39	(20)	-	1	(1)	20
Finance leases	279	12	(18)	(20)	29	281
Forward contracts [4]					970	970
Short term debt [3]	210	(4)	(86)	(49)	49	120
Short-term bank borrowings	207	(3)	(84)	(49)		71
Other short-term loans	2	(1)	(2)	-
Forward contracts [4]					49	49
Equity	(181)	168			(1,487)	(1,500)
Sale of Lighting (now Signify) shares		1,060			(1,060)
Dividend payable		(478)			478
Forward contracts [4]					(1,018)	(1,018)
Treasury shares	(181)	(414)			114	(481)
Total		(53)
[1] Cash flow includes cash movements related to Lighting from January to April 2017, and therefore does not equal cash flow financing activities in the consolidated statements of cash flows.
[2] Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[3] Long-term debt includes the short-term portion of long-term debt, and short-term debt excluding the short-term portion of long-term debt.
[4] The forward contracts are mainly related to the share buyback program